Details of treasury and other financial risks (Tables)	12 Months Ended
Dec. 31, 2024
Details of treasury and other financial risks [Abstract]
Contractual cash obligation	Therefore, the actual payments made in future periods may vary from those presented in the following table:
Philips Group
Contractual cash obligations1 2 in millions of EUR

		Payments due by period
	Total	Less than 1 year	1-3 years	3-5 years	After 5 years
Long-term debt	7,168		2,006	1,338	3,824
Short-term debt	525	525
Interest on debt	1,792	197	368	325	902
Derivative liabilities	72	64	8
Purchase obligations³	1,161	300	307	210	344
Trade and other payables	1,830	1,830
Contractual cash obligations	12,548	2,916	2,689	1,873	5,070
[1]Amounts in this table are undiscounted.
[2]This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.
[3]Purchase obligations are agreements to purchase goods or services that are enforceable and legally binding for the Group. They specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum or variable price provisions and the approximate timing of the transaction. They do not include open purchase orders or other commitments which do not specify all significant terms.

Carrying amount of financial liabilities
Philips Group
Carrying amount of financial liabilities[1] in millions of EUR

2024
Presented in accounts payables:	97
- of which suppliers have received payment from finance provider	85

Philips Group
Range of payment due dates

2024
Liabilities that are part of the arrangements	30 -135 days
Comparable trade payables that are not part of the arrangements	0 -135 days
1There were no material business combinations or foreign exchange differences during the year.

Estimated transaction exposure and related hedges
The following table outlines the estimated nominal value in millions of EUR for committed and anticipated transaction exposure and related hedges for Philips’ most significant currency exposures consolidated as of December 31, 2024:
Philips Group
Estimated transaction exposure and related hedges in millions of EUR

	Sales/Receivables		Purchases/Payable
	Exposure	Hedges	Exposure	Hedges
Balance as of December 31, 2024
Exposure currency
USD	2,071	(1,669)	(1,163)	1,049
JPY	527	(300)	(7)	7
GBP	259	(161)	(15)	14
CNY	442	(312)	(209)	209
PLN	95	(62)	(1)	1
CAD	236	(134)
AUD	177	(104)
CHF	144	(85)
KRW	126	(83)
ILS	12	(8)	(204)	121
EUR	160	(158)	(121)	121
Others	169	(113)	(23)	23
Total 2024	4,420	(3,188)	(1,743)	1,543
Total 2023	4,287	(3,185)	(1,346)	1,173

Estimated impact of 10% increase of value of the EUR on the fair value of hedges	The following table contains an overview of the instantaneous 10% increase in the value of EUR against major currencies.
Philips Group
Estimated impact of 10% increase of value of the EUR on the fair value of hedges in millions of EUR

	2023	2024
USD	64	63
JPY	15	13
GBP	16	13
CHF	5	7
PLN	1	1
RUB	-	1

Interest rate sensitivity
The following table provides the impact of a 1% increase/decrease of interest rates on the fair value of the debt and the annualized net interest expenses.
Philips Group
Interest rate sensitivity in millions of EUR

	2023	2024
Impact 1% interest rate increase on fair value of fixed-rate long-term debt¹ ²	(283)	(304)
Impact 1% interest rate decrease on fair value of fixed-rate long-term debt¹ ²	284	304
Impact 1% interest rate increase on annualized net interest expense³	15	23
[1]The sensitivity analysis conducted shows that if long-term interest rates were to increase/decrease instantaneously by 1% from their level of December 31, 2024, with all other variables (including foreign exchange rates) held constant.
[2]Fixed-rate long-term debt is excluding forward contracts.
[3]The impact is based on the outstanding net floating-rate position as of December 31, 2024.

Credit risk with number of counterparties
The following table shows the number of financial institutions with credit rating A- and above with which Philips has cash at hand and short-term deposits above EUR 10 million as of December 31, 2024.
Philips Group
Credit risk with number of counterparties for deposits above EUR 10 million

	10-100 million	100-500 million	500 million and above
AAA rated bank counterparties		2
AA- rated bank counterparties	1
A+ rated bank counterparties	1	4
A rated bank counterparties	2	2
A- rated bank counterparties	2	2
Total	6	10